CONSOLIDATED STATEMENT OF FINANCIAL POSITION - CLP ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	$ 265,568,125	$ 396,389,016
Other financial assets	23,851,496	12,212,588
Other non-financial assets	29,330,418	15,278,558
Trade and other current receivables	372,995,729	275,387,923
Accounts receivable from related parties	5,307,264	5,313,079
Inventories	353,427,061	231,843,261
Biological assets	12,546,705	10,595,029
Current tax assets	26,062,856	10,865,347
Total current assets other than non-current assets of disposal groups classified as held for sale	1,089,089,654	957,884,801
Non-current assets of disposal groups classified as held for sale	2,282,720	2,121,327
Total Non-current assets of disposal groups classified as held for sale	2,282,720	2,121,327
Total current assets	1,091,372,374	960,006,128
Non-current assets
Other financial assets	31,252,095	11,953,435
Other non-financial assets	8,266,355	8,479,668
Trade and other non-current receivables	3,801,244	1,860,635
Accounts receivable from related parties	104,197	132,555
Investments accounted for using equity method	138,114,480	131,106,785
Intangible assets other than goodwill	151,943,693	128,257,441
Goodwill	131,172,835	117,190,763
Property, plant and equipment (net)	1,222,261,454	1,082,515,880
Investment property	9,551,614	7,705,942
Right of use assets	28,335,983	25,079,352
Deferred tax assets	30,571,219	51,044,712
Non-current tax assets	3,094	3,236
Total non-current assets	1,755,378,263	1,565,330,404
Total Assets	2,846,750,637	2,525,336,532
Current liabilities
Other financial liabilities	101,426,359	69,129,474
Current lease liabilities	6,152,361	4,934,639
Trade and other current payables	515,522,729	324,521,077
Accounts payable to related parties	26,208,319	18,432,354
Other current provisions	2,544,973	2,984,518
Current tax liabilities	35,066,792	21,251,222
Provisions for employee benefits	50,677,101	39,900,588
Other non-financial liabilities	43,516,630	40,370,214
Total current liabilities	781,115,264	521,524,086
Non-current liabilities
Other financial liabilities	458,269,843	412,876,856
Non-current lease liabilities	29,009,023	27,200,272
Trade and other non-current payables	29,457	19,875
Other non-current provisions	451,079	488,465
Deferred tax liabilities	118,085,671	118,729,946
Provisions for employee benefits	34,274,997	35,678,357
Total non-current liabilities	640,120,070	594,993,771
Total liabilities	1,421,235,334	1,116,517,857
Equity attributable to equity holders of the parent
Paid-in capital	562,693,346	562,693,346
Other reserves	(87,255,912)	(187,924,176)
Retained earnings	832,180,798	921,805,285
Total equity attributable to equity holders of the parent	1,307,618,232	1,296,574,455
Non-controlling interests	117,897,071	112,244,220
Total Shareholders' Equity	1,425,515,303	1,408,818,675
Total Liabilities and Shareholders' Equity	$ 2,846,750,637	$ 2,525,336,532